Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right of use assets
	As of January 1, 2020		Additions	Disposals	As of January 3, 2021
Cost	Ps.	36,909	20,531	(17,861)	39,579

	As of January 1, 2020		Depreciation expense	Disposals	As of January 3, 2021
Accumulated depreciation	Ps.	(13,098)	(12,734)	11,135	(14,697)

	As of January 3, 2021		Additions	Disposals	As of December 31, 2021
Cost	Ps.	39,579	1,388	(3,275)	37,692

	As of January 3, 2021		Depreciation expense	Disposals	As of December 31, 2021
Accumulated depreciation	Ps.	(14,697)	(6,544)	933	(20,308)

Schedule of depreciation expense
	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022
Vehicles	Ps.	623	59,657	48,433	(1,171)	-	107,542
Buildings		-	7,049	88,051	(484)	-	94,616
Warehouses		17,101	53,575	49,227	-	-	119,903
Office furniture and equipment		-	2,697	5,454	-	-	8,151
Computer equipment		19,968	27,803	3,856	(15)	-	51,612
Cost	Ps.	37,692	150,781	195,021	(1,670)	-	381,824

	As of December 31, 2021		Additions	Disposals	Foreign currency translation	As of December 31, 2022
Vehicles	Ps.	(147)	(21,795)	1,024	-	(20,918)
Buildings		-	(12,947)	-	-	(12,947)
Warehouses		(17,101)	(18,658)	484	-	(35,275)
Office furniture and equipment		-	(1,346)	-	-	(1,346)
Computer equipment		(3,060)	(14,419)	1	(295)	(17,773)
Cost	Ps.	(20,308)	(69,165)	1,509	(295)	88,259

Schedule of lease liabilities
Lease liability
Balance as of January 1, 2020	Ps.	24,584
Lease additions (1)		20,531
Lease disposals (1)		(13,966)
Rent payments (2)		(8,825)
Interest expense (1)		2,054
Balance as of January 3, 2021		24,378
Lease additions (1)		1,388
Lease disposals (1)		(1,704)
Rent payments (2)		(6,899)
Interest expense (1)		717
Balance as of December 31, 2021		17,880
Subsidiaries’ Acquisitions (1)		146,187
Lease additions (1)		193,856
Lease disposals (1)		(195)
Rent payments (2)		(76,214)
Foreign currency translation (1)		(1,172)
Interest expense (1)		11,566
Balance as of December 31, 2022	Ps.	291,908

(1)	Changes that do not represent cash flow
(2)	Changes that represent cash flow

Schedule of total future minimum lease payments
Year	Amount
2023	Ps	92,341
2024		99,715
2025		101,315
2026		93,946
2027		98,812
	Ps	486,129